Subsequent Event	9 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	SUBSEQUENT EVENT
On November 10, 2023, Legend Ireland entered into a ("License Agreement") with Novartis Pharma AG (“Novartis”) pursuant to which Legend Ireland granted Novartis an exclusive worldwide license under certain intellectual property rights controlled by Legend Ireland in order to develop, manufacture, commercialize and otherwise exploit certain chimeric antigen receptor T-cell (“CAR-T”) cell therapies targeting Delta-like ligand protein 3, including Legend’s existing autologous CAR-T cell therapy candidate which Legend refers to as “LB2102” ("Licensed Products"). The provisions of the License Agreement, subject to certain customary exceptions, will not become effective until the parties obtain any necessary consents and approvals, including review by the appropriate regulatory agencies under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “Conditions to Effectiveness”).

Following the occurrence of the Conditions to Effectiveness, Novartis will be obligated to pay to Legend a $100 million upfront cash payment. In addition, Legend will be eligible to receive from Novartis up to an aggregate of $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones. Legend will also be eligible to receive tiered royalties from the high single digits to the low teens based upon net sales of Licensed Products, subject to certain reductions and offsets. Royalty payments obligations of Novartis continue on a Licensed Product-by-Licensed Product and country-by-country basis, until the latest of: (i) a specified period of time after the first commercial sale of such Licensed Product in such country; (ii) the expiration of the last-to-expire qualifying valid claim of a licensed patent that covers such Licensed Product in such country; and (iii) the expiration of regulatory exclusivity for such Licensed Product in such country.